Leases - Schedule of Supplemental Balance Sheet Items Related to Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 32,971	$ 0
Current portion of operating lease liabilities	6,357	0
Long-term operating lease liabilities	27,695	0
Present value of lease liabilities	34,052
Finance lease right-of-use-assets	624	0
Current portion of finance lease liabilities	286	0
Long-term finance lease liabilities	344	$ 0
Present value of lease liabilities	$ 630